KINGSTON MINES LTD.
          106-1990 S.E. KENT AVE.  VANCOUVER  BRITISH COLUMBIA  V5P 4X5
                    TEL: (604) 642-9561  FAX: (604) 648-8902

                                                                    July 7, 2006


VIA  EDGAR  AND  COURIER

Pamela  A.  Long
Assistant  Director
Securities  and  Exchange  Commission
Division  of  Corporation  Finance
450  Fifth  Street,  N.W.
Washington,  D.C.  20549

     Re:     KINGSTON  MINES  LTD.
     FORM  SB-2
     FILED  APRIL  12,  2006
     COMMISSION  FILE  NO.  333-133232

Dear  Ms.  Long:

     In connection with the above-captioned filing, we are filing with the Commission, via Edgar, the following documents relating to the registration of Common Stock:

     A. Pre-Effective Amendment No. 2 to our Registration Statement on Form SB-2 (the "Registration Statement"); and

     B. Four copies of the Registration Statement, marked to indicate the changes made by Pre-Effective Amendment No. 2.

     The Registration Statement has been amended to respond to the Staff's letter of non-accounting and accounting comments dated June 30, 2006. Our responses to the Staff's comments are set forth below in the following paragraphs numbered to correspond to the comments in the Staff's letter. Any capitalized terms used in this letter shall have the meanings ascribed to them in the Registration Statement.

FORM SB-2

Risk Factors, page 5

If we cannot compete successfully for financing  page 5

1. In response to the Staff's comment, we have divided the risk factor into two separate risk factors (pages 5 and 7). We have also updated the remainder of the prospectus in keeping with the new risk factors (pages 4, 22, 23 and 26).

Since market factors in the mining business are out of control  page 6

2.     In response to the Staff's comment, we have revised the risk factor (page
6). We respectfully advise that the risk concerning proximity and capacity of processing facilities will always be a function of both the type of mineral discovered and the location of the mine. Hypothetically, if we are successful in discovering significant copper deposits, there may be a risk that there are no copper processing facilities nearby, and if there are, that they do not have the capacity to process our ore. We have therefore revised the risk factor so as to make it clear to investors that processing facilities can be mineral specific. We believe that our reference to "proximity" is sufficient to inform prospective investors of the risk presented by geographic location.

History of the Claims, page 17

3. In response to the Staff's comment, we have added a glossary to the Description of Business (pages 15-17).

Management Experience, page 20

4. In response to the Staff's comment, we advise that we are unable to disclose what decisions and choices could cause irreparable harm. We respectfully submit that if our management knew in advance what the decisions and choices are, then it would be unlikely that they would make the mistake in the first place. We submit that it is the unforeseen mistakes that generally lead to irreparable harm. The focus of the disclosure in this paragraph is on the inexperience of management, which could lead to mistakes, and that those mistakes could cause the company irreparable harm. But, it is impossible to say what those mistakes might be. Hopefully, they will never occur. Nonetheless, we believe that investors should know that the inexperience of management could result in irreparable harm to the company. If the Staff are of the view that such disclosure is made redundant by our risk factor treatment of the subject matter, then we will delete the sentence.

Certain Relationships and Related Transactions, page 26

5. In response to the Staff's comment, we have revised the disclosure to set out that Mssrs. Hilford and Mills are promoters of the Company (page 26.). We have further revised the section to provide all the disclosure required by paragraph (d) of Item 404 of Regulation S-B.

Plan of Distribution, page 28

6. In response to the Staff's comment, we have substantially revised the section, to include disclosure of the role played by Mr. Mills regarding the placement of securities of Thrust Energy Corp. (page 28).

     We are of the view that neither Mr. Mills nor Mr. Hilford are acting as a broker-dealer within the meaning of Exchange Act Rule 3a4-1 for the following reasons:

(a) We are unaware of any provision or interpretation of Rule 3a4-1 stating that control of an issuer was a sufficient condition to qualify as participation in an offering, particularly when the controlling person makes no solicitation (written or oral) of a potential purchaser, nor responds to inquiries of potential purchasers, nor performs any ministerial or clerical work involved in
effecting any subscription.   If the Staff are aware of any such provision or
interpretation, we ask that it be provided to us. Mr. Hilford has not and will not participate in any way in the offering by Thrust Energy Corp. Similarly, Mr. Mills will not participate in any way in the offering by Kingston Mines, Ltd.

(b) Mr. Hilford will restrict his participation in the offering by Kingston Mines Ltd. to the activities set out in paragraph (a)(4)(iii) of Rule 3a4-1. Similarly, Mr. Mills is also restricting his participation in the offering by Thrust Energy Corp. to the activities set out in paragraph (a)(4)(iii) of Rule 3a4-1. As such, both Mr. Hilford and Mr. Mills fall within the safe harbor of paragraph (a) of Rule 3a4-1.

7. In response to the Staff's comment, we have revised the section to disclose our response to comment 23 of the Staff's letter dated May 9, 2006 (page 29). We have further confirmed that every material engineering, geological or metallurgical report concerning the Sugarloaf Property, including governmental reports, that are known and available to us has been furnished to investors (page 14).

Available Information, page 32

8. In response to the Staff's comment we have replaced the section in its entirety (page 32).

Exhibits 5.1, Legal Opinion

9. In response to the Staff's comment, the legal opinion has been revised and refiled as Exhibit 5.1 to the second amendment of our registration statement on Form SB-2.

     Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

Yours  very  truly,



/s/ Lou Hilford
Lou  Hilford
President  &  CEO

Enclosures